General and Administrative Expenses by Nature of Expense	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses by Nature of Expense
General and Administrative Expenses by Nature of Expense

21.         General and Administrative Expenses by Nature of Expense

The Corporation recorded general and administrative expenses for the years ending December 31, 2019 and 2018 as follows:

Corporate	2019	2018
General and administrative expenses
Depreciation of property, plant and equipment	$88	$94
Depreciation from ROU assets	211	—
Amortization of intangible assets	10	11
Business development and investor relations	382	451
Office, operating and non-operating overheads	583	788
Professional	781	832
Regulatory	205	184
Restructuring costs	—	92
Salaries and contractors	3,176	2,262
Share-based compensation	3,977	2,544
Travel	254	240

	$9,667	$7,498

Environmental Services[1]	2019		2018
General and administrative expenses
Depreciation of property, plant and equipment	$192		$126
Depreciation from ROU assets	318		—
Amortization of intangible assets	37		39
Business development	547		370
Office, operating and non-operating overheads	1,750		1,262
Professional	395		142
Salaries and contractors	3,976		2,556
Travel	202		177

	$7,417	[1]	$4,672

Total General and Administrative Expenses	$17,084		$12,170

Note:

1.	The environmental services business, AEG, was sold on February 14, 2020. These expenses expenses will no longer be incurred by Alexco after February 14, 2020 (see Subsequent Events Note 31).